Fair Value of Financial Instruments and Risk Management - Volume of Derivative Activity (Details) kJ in Trillions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 kJ GWh	Dec. 31, 2019 GWh kJ
Electricity swap contracts (GWh)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	341	628
Electricity power purchase contracts (GWh)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	3,172	3,198
Gas swap contracts (PJ)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	143	168
Gas supply contract premiums (PJ)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	231	241
Wholesale trading contracts (GWh)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	2,559	1,855
Gas swap contracts (PJ)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	35	43